Pledged Assets and Collateral (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments Pledged as Collateral [Abstract]
Pledged Assets
Table 19.1 provides the carrying values of assets recognized on our consolidated balance sheet that we have pledged to third parties. Assets pledged in transactions where our counterparty has the right to sell or repledge those assets are presented parenthetically on our consolidated balance sheet.

VIE RELATED We also pledge assets in connection with various types of transactions entered into with VIEs, which are excluded from Table 19.1. These pledged assets can only be used to settle the liabilities of those entities. We also have loans recorded on our consolidated balance sheet which represent certain delinquent loans that are eligible for repurchase from GNMA loan securitizations. See Note 16 (Securitizations and Variable Interest Entities) for additional information on consolidated and unconsolidated VIE assets.
Table 19.1: Pledged Assets

(in millions)	Dec 31, 2023	Dec 31, 2022
Pledged to counterparties that had the right to sell or repledge:
Debt securities:
Trading	$62,537	26,932
Available-for-sale	5,055	—
Equity securities	2,683	747
All other assets	495	784
Total assets pledged to counterparties that had the right to sell or repledge	70,770	28,463
Pledged to counterparties that did not have the right to sell or repledge:
Debt securities:
Trading	2,757	1,129
Available-for-sale	64,511	50,465
Held-to-maturity	246,218	17,477
Loans	445,092	343,289
Equity securities	1,502	871
All other assets	1,195	223
Total assets pledged to counterparties that did not have the right to sell or repledge	761,275	413,454
Total pledged assets	$832,045	441,917